Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Other Assets	Other assets consisted of the following:
	June 30, 2023	December 31, 2022
Deposits	$58,361	$73,226
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$748,111	$762,976

Other assets consisted of the following:

	2022	2021
Aircraft Deposit	$-	$350,000
Deposits	73,226	13,714
Lease Maintenance Reserve	689,750	689,750
Lease Financing Costs	-	69,325
Total Other Assets	$762,976	$1,122,789